Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table sets forth revenue by groups of similar offerings (in thousands):

	Year Ended December 31,
	2025	2024
Software	$134,000	$120,134
Services	22,849	24,707
Total revenue	$156,849	$144,841
The Company determines the location of revenue using the billing address of each customer. The following table sets forth revenue by geographic area (in thousands):

	Year Ended December 31,
	2025	2024
United States	$143,684	$132,683
All other countries	13,165	12,158
Total revenue	$156,849	$144,841